10-Q Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income (loss) from continuing operations		$ 70,076	$ (50,053)
Adjustments to reconcile net income (loss) from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization		47,855	48,829
Share-based compensation		9,664	4,624
Non-cash interest expense		5,766	1,772
Amortization of operating lease right-of-use assets		4,851	4,237
Loss on impairment		0	3,695
Loss (gain) on extinguishment of debt		4,289	(1,487)
Deferred taxes		(6,982)	(4,278)
Other adjustments, net		(1,466)	498
Foreign exchange loss (gain)		1,547	(1,475)
Changes in assets and liabilities:
Accounts receivable, net		4,186	1,705
Inventories		(16,281)	(2,680)
Prepaid expenses and other assets, current		6,186	(2,560)
Income tax receivable		0	4,621
Net assets held for sale and discontinued operations		375	0
Prepaid expenses and other assets - net of current		(939)	636
Accounts payable		1,659	(5,017)
Accrued expenses and other liabilities		(15,046)	(2,096)
Income tax payable		(89,478)	48,396
Lease liabilities, operating		(4,991)	(4,333)
Net cash provided by operating activities from continuing operations		21,271	45,034
Net cash used in operating activities from discontinued operations		(283)	(6,605)
Net cash provided by operating activities		20,988	38,429
Cash flows from investing activities:
Purchases of property, plant and equipment		(16,985)	(16,077)
Disposals of property, plant and equipment		0	200
Purchases of intangibles		(61)	(226)
Purchase of investments		0	(277)
Issuance of notes receivable		(126)	(1,206)
Payments received on notes receivable		586	267
Net cash used in investing activities from continuing operations		(16,586)	(17,319)
Net cash used in investing activities from discontinued operations		0	(178)
Net cash used in investing activities		(16,586)	(17,497)
Cash flows from financing activities:
Proceeds from notes payable	[1]	362,978	19,681
Principal payments on notes payable		(344,280)	(18,214)
Payments of debt issuance costs		(7,009)	(950)
Principal payments on finance lease liabilities		(2,832)	(2,474)
Principal payments on financial obligations		(1,975)	(1,774)
Exercise of stock options		477	10
Payments to repurchase SVS	[2],[3]	(6,444)	0
Payments of deferred consideration		(618)	(3,000)
Net cash provided by (used in) financing activities from continuing operations		297	(6,721)
Net cash used in financing activities from discontinued operations		0	0
Net cash provided by (used in) financing activities		297	(6,721)
Net increase in cash and cash equivalents (including restricted cash)		4,699	14,211
Cash and cash equivalents (including restricted cash), beginning of period		101,573	107,226
Effect of exchange rate changes on cash and cash equivalents (including restricted cash)		(143)	430
Cash and cash equivalents (including restricted cash), end of period		106,129	121,867
Non-cash investing & financing activities:
Purchases of property, plant and equipment within accounts payable and accrued expenses		770	2,417
Exchanged portion of Senior Secured Notes - 2026 for Senior Secured Notes - 2029	[1],[3]	142,202	0
Non-cash proceeds from Note Exchange	[3]	0	7,000
Extinguishment of convertible notes by issuance of SVS	[3]	0	16,500
Non-cash activity related to obtaining finance right-of-use assets		23	1,994
Non-cash activity related to obtaining operating right-of-use assets		1,442	4,941
Other non-cash activity related to finance right-of-use assets		(2,857)	1,133
Other non-cash activity related to operating right-of-use assets		(921)	(1,262)
Excess redemption value attributable to non-controlling interest		(381)	13,327
Supplemental disclosure of cash flow information:
Cash paid for income taxes		1,511	1,610
Cash paid for interest		$ 22,204	$ 16,530

[1]	(1) The remaining outstanding balance of the Senior Secured Notes – 2026* of $142.2 million was exchanged on a non-cash basis for Senior Secured Notes – 2029*.
[2]	(2) In connection with the Company’s net share settlement (withhold-to-cover) of PSUs* and RSUs* that vested during three months ended March 31, 2026.
[3]	*as defined herein